INITIAL PUBLIC OFFERING (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2022	Nov. 16, 2021
Common Class A [Member]
Sale of stock price per share		$ 12.00
IPO [Member]
Sale of stock	13,225,000
Sale of stock price per share	$ 10.00
Shares issued price per share	10.00
IPO [Member] | Common Class A [Member] | Public Warrant [Member]
Shares issued price per share	$ 11.50